Nationwide Advisory Retirement Income Annuity® New York
Individual Flexible Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-15
Summary Prospectus for New Investors
May 1, 2024
The contracts described in this prospectus are only available in the state of New York.
This summary prospectus summarizes key features of the contract.
Before you invest, you should also review the statutory prospectus for the contract, which contains more information about the contract’s features, benefits, and risks. You can find this document and other information about the contract online at https://nationwide.onlineprospectus.net/NW/C000206993NW/index.php?ctype=product_prospectus. You can also obtain this information at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com.
This prospectus utilizes Rate Sheet Supplements to disclose current rates for certain optional benefits available under the contract. The most current Rate Sheet Supplement must be used in conjunction with the prospectus.
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The free look period is 10 days, unless the contract is purchased as a replacement for another annuity contract, in which case it is 60 days. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. Nationwide will also honor any free look cancellation for replacement annuity contracts that are received at the Service Center or postmarked within 60 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center in the statutory prospectus).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel in the statutory prospectus).
You should review the statutory prospectus, or consult with your financial professional, for additional information about the specific cancellation terms that apply.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.
This contract may be available through third-party financial intermediaries who charge an investment advisory fee for their services, and these fees are in addition to contract fees and expenses described in this prospectus. If the Contract Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annual Adviser Fee Allowance – An amount used to determine whether a withdrawal from the contract to pay investment advisory fees is a Standard Adviser Fee or an Excess Adviser Fee. Information on how to calculate the
Annual Adviser Fee Allowance is in the Withdrawals to Pay Investment Advisory Fees provision in the statutory prospectus.

Annual Adviser Fee Allowance Percentage – A specified percentage used to determine the Annual Adviser Fee
Allowance. The Annual Adviser Fee Allowance Percentage is identified in the Withdrawals to Pay Investment
Advisory Fees provision.

Annuitant – The person(s) whose length of life determines how long annuity payments are paid. The Annuitant must be living on the date the contract is issued.
Annuitization Date – The date on which annuity payments begin.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Current Income Benefit Base – For purposes of the Nationwide Lifetime Income Rider Plus Empire Advisory, it is
equal to the Original Income Benefit Base adjusted throughout the life of the contract to account for subsequent purchase payments, Excess Withdrawals, Excess Adviser Fees, reset opportunities, and if elected, the Non-Lifetime
Withdrawal. Starting with the first Lifetime Withdrawal, this amount is multiplied by the Lifetime Withdrawal
Percentage to arrive at the Lifetime Withdrawal Amount for any given calendar year.

Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the
Contract Owners interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.

Excess Adviser Fee – Any withdrawal or combination of withdrawals from the contract to pay investment advisory fees in excess of the Annual Adviser Fee Allowance for the current Contract Year.
Excess Withdrawal – For purposes of the Nationwide Lifetime Income Rider Plus Empire Advisory, the amount of any withdrawal taken in excess of the Lifetime Withdrawal for that year, excluding a Non-Lifetime Withdrawal, Excess
Adviser Fees, and Standard Adviser Fees.

Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Lifetime Withdrawal – For purposes of the Nationwide Lifetime Income Rider Plus Empire Advisory, it is a withdrawal of all or a portion of the Lifetime Withdrawal Amount.
Lifetime Withdrawal Amount – For purposes of the Nationwide Lifetime Income Rider Plus Empire Advisory, the
maximum amount that can be withdrawn during a calendar year after the Withdrawal Start Date without reducing the
Current Income Benefit Base. It is calculated annually, on each January 1, by multiplying the Current Income Benefit
Base by the Lifetime Withdrawal Percentage.

Lifetime Withdrawal Percentage – An age-based percentage used to determine the Lifetime Withdrawal Amount under the Nationwide Lifetime Income Rider Plus Empire Advisory. The applicable percentage is multiplied by the
Current Income Benefit Base to arrive at the Lifetime Withdrawal Amount. The Rate Sheet Supplement discloses the
Lifetime Withdrawal Percentages that are currently available for new contracts.

Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Lifetime Withdrawal – For purposes of the Nationwide Lifetime Income Rider Plus Empire Advisory, a one-time only election to take a withdrawal from the contract after the first Contract Anniversary and before the first Lifetime
Withdrawal that will not initiate the lifetime income benefit.

Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Original Income Benefit Base – For purposes of the Nationwide Lifetime Income Rider Plus Empire Advisory, the
initial benefit base calculated on the date the option is elected, which is equal to the Contract Value.

Rate Sheet Supplement – A supplement to this prospectus that contains certain information applicable to the
Nationwide Lifetime Income Rider Plus Empire Advisory, during the stipulated period. The Rate Sheet Supplement discloses the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are available for new contracts.

Roll-up Interest Rate – For purposes of the Nationwide Lifetime Income Rider Plus Empire Advisory, the simple interest rate used to determine the roll-up in the calculation of the Current Income Benefit Base. The Rate Sheet
Supplement discloses the Roll-up Interest Rate that is currently available for new contracts.

Roll-up Crediting Period – For purposes of the Nationwide Lifetime Income Rider Plus Empire Advisory, beginning with the date the contract is issued, the maximum period of time that the Roll-up Interest Rate will be applied in the calculation of the Current Income Benefit Base. The Rate Sheet Supplement discloses the Roll-up Crediting Period that is currently available for new contracts.

Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the
Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision in the statutory prospectus.

Standard Adviser Fee – Any withdrawal or combination of withdrawals from the contract to pay investment advisory fees that is less than or equal to the Annual Adviser Fee Allowance for the current Contract Year.

Sub-Account Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of the Contract Owners’ interests in a specific Sub-Account after the deduction of underlying mutual fund expenses.

Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal
Revenue Code. Contracts issued pursuant to this prospectus cannot be issued as Tax Sheltered Annuities.

Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New
York Stock Exchange, which generally closes at 4:00 p.m. EST.

Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.

Variable Account – Nationwide Variable Account-15, a separate account that Nationwide established to hold Contract
Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Withdrawal Start Date – For purposes of the Nationwide Lifetime Income Rider Plus Empire Advisory, the date the Lifetime Withdrawals begin.

Important Information You Should Consider About the Contract
FEES AND EXPENSES (see Additional Information About Fees later in this summary prospectus and Charges and Deductions in the statutory prospectus)
Charges for Early Withdrawals	None
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year, depending on the options chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets you own; if those charges were reflected, the fees and expenses would be higher.

	Annual Fee	Minimum	Maximum
	Base Contract	0.20%[1]	0.20%[1]
	Investment options (underlying mutual fund fees and expenses)	0.17%[2]	4.26%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%[3]	1.60%[3]
1 As a percentage of Daily Net Assets.
2 As a percentage of underlying mutual fund assets. Minimum and maximum expenses include the maximum Low Cost Fund Fee (see Low Cost Fund Fee in the statutory prospectus)
3 As a percentage of Daily Net Assets or Current Income Benefit Base, depending on the optional benefit(s) elected.

Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges.

	Lowest Annual Cost Estimate: $363.90	Highest Annual Cost Estimate: $5,383.27
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No additional purchase payments, transfers or
withdrawals
• No investment advisory fees

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of
optional benefits and underlying
mutual fund fees and expenses
• No additional purchase payments,
transfers or withdrawals
• No investment advisory fees

RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks in the statutory prospectus).
Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks in the statutory prospectus).

The benefits of tax deferral and living benefit protections also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks in the statutory prospectus).

RISKS
Risks Associated with Investment Options
• Investment in this contract is subject to the risk of poor investment performance of the investment options chosen by the Contract Owner.
• Each investment option has its own unique risks.
• Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks in the statutory prospectus.

Insurance Company Risks
Investment in the contract is subject to the risks associated with Nationwide, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of
Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated
in Contacting the Service Center (see Principal Risks in the statutory prospectus).

RESTRICTIONS
Investments
• Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds in the
statutory prospectus).
• Transfers between Sub-Accounts are subject to policies designed to deter short-term and excessively frequent transfers. Nationwide may restrict the form in which transfer requests will be accepted (see Transfer Restrictions in the statutory prospectus).

Optional Benefits
• Certain optional benefits limit or restrict the investment options available for investment.
• Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new contracts and will not impact any contracts already in force.
• For certain optional benefits, Nationwide reserves the right to refuse or limit subsequent purchase payments.
• For certain optional benefits, a Contract Owner’s ability to continue to receive certain benefits is contingent on a Contract Owner’s agreement to new terms and conditions.
• For certain optional benefits, while withdrawals are not restricted, the impact of certain withdrawals could have a negative impact on the amount of the benefit ultimately available.
• For certain optional benefits, certain withdrawals could negatively impact the amount of the benefit by an amount greater than the amount withdrawn and/or could terminate the optional benefit.
• If the Contract Owner elects to pay the investment advisory fees from the Contract
Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty.
See Benefits Under the Contract and Appendix B: Contract Types and Tax Information in
the statutory prospectus.

TAXES
Tax Implications
• Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.
• If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.
• Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract
Owner reaches age 59½.
See Appendix B: Contract Types and Tax Information in the statutory prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Some financial professionals receive compensation for selling the contract. Compensation can take the form of indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see Distribution,
Promotional, and Sales Expenses in the statutory prospectus).

CONFLICTS OF INTEREST
Exchanges
Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see Replacements and Distribution, Promotional, and
Sales Expenses in the statutory prospectus).

Overview of the Contract
Purpose of the Contract
The contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. The contract can help supplement retirement income through the annuitization feature, which provides a stream of periodic income payments. During the years leading up to those income payments, the Contract Owner manages his/her assets in the contract according to their specific goals and risk preferences by directing the allocation and reallocation among a variety of investment options. Contract growth is tax-deferred, meaning that gains in the contract are not taxable until withdrawn from the contract. Finally, in the event that the Annuitant dies before beginning income payments, the contract offers a death benefit.
Prospective purchasers should consult with a financial professional to determine whether this contract is appropriate for them, taking into consideration their particular needs, including investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics. Generally speaking, this contract is intended to provide benefits to a single individual and his/her beneficiaries. The contract is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants but the same Contract Owner. It is not intended to be sold to a terminally ill Contract Owner or Annuitant.
If the Contract Owner elects to pay the investment advisory fees from the Contract Value, this may reduce the death benefit and other benefits under the contract, may be subject to federal and state income taxes, and may be subject to a 10% federal tax penalty (see Charges and Deductions, Surrender/Withdrawal Prior to Annuitization, and Appendix B: Contract Types and Tax Information in the statutory prospectus).
Phases of the Contract
The contract exists in two separate phases: accumulation (savings) and annuitization (income). During the accumulation phase, the contract offers a variety of investment options to which the Contract Owner can allocate and reallocate his/her Contract Value. The investment options available under the contract consist of Sub-Accounts that invest in underlying mutual funds, which offer a variable rate of return. Additional information about the underlying mutual funds is available in Appendix: Underlying Mutual Funds Available Under the Contract.
During the annuitization phase, Nationwide makes periodic income payments to the Annuitant. At the time of annuitization, the Annuitant elects the duration of the annuity payments – either for a fixed period of time or for the duration of the Annuitant’s (and possibly the Annuitant’s spouse’s) life. Annuity payments are fixed, meaning each annuity payment will be the same amount. After annuitization begins, the only value associated with the contract is the stream of annuity payments; unless otherwise specified in the annuity option, the Annuitant cannot withdraw value from the contract over and above the annuity payments. Additionally, once annuitization has begun, there is no death benefit, which means that upon the death of the Annuitant (and the Annuitant’s spouse if a joint annuity option was elected), all payments stop and the contract terminates, unless the particular annuitization option provides otherwise.
Contract Features
Investment Options. Contract Owners can allocate Contract Value to Sub-Accounts that invest in underlying mutual funds. Contract Owners can reallocate those assets at their discretion, subject to certain restrictions.
Deposits to the Contract. Contract Owners can apply additional purchase payments to the contract until the Annuitization Date, subject to certain restrictions.
Withdrawals from the Contract. Contract Owners can withdraw some or all of their Contract Value at any time prior to annuitization, subject to certain restrictions. After annuitization, withdrawals other than annuity payments are not permitted.
Death Benefit. During the accumulation phase, the contract contains a standard death benefit (return of Contract Value) at no additional charge.
Optional Death Benefit. A death benefit option is available for an additional charge, which may provide a greater death benefit than the standard death benefit. The optional death benefit is:
•
Return of Premium Death Benefit Option

Spousal Protection Feature. The death benefit option contains the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, subject to certain conditions.
Living Benefit Options. Living benefit options are available for an additional charge, which provide a guaranteed lifetime income stream for the Contract Owner and, if elected, the Contract Owner's spouse. Those options are:
•
Nationwide Lifetime Income Rider Empire Advisory
•
Joint Option for the Nationwide Lifetime Income Rider Empire Advisory
Annuity Payments. On the Annuitization Date, Nationwide will make annuity payments based on the annuity payment option chosen prior to annuitization.
Tax Deferral. Generally, Contract Owners will not be taxed on any earnings on the assets in the contract until such earnings are distributed from the contract. How each contract’s distributions are taxed depends on the type of contract issued. Note that if this contract is issued in connection with a plan that qualifies for special income tax treatment under the Code, the contract does not provide additional tax deferral benefits (see Appendix B: Contract Types and Tax Information in the statutory prospectus).
Cancellation of the Contract. Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center in the statutory prospectus).
Contract Owner Services. The contract offers several services at no additional charge to assist Contract Owners in managing their contract, including:
•
Asset Rebalancing Program
•
Dollar Cost Averaging
•
Systematic Withdrawals
•
Custom Choice Asset Rebalancing Service
Benefits Under the Contract
The following tables summarize information about the benefits under the contract. The Standard Benefits table indicates the benefits that are available under the contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are available under the contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge.
Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	• Nationwide may limit purchase payments to $1,000,000
Asset Rebalancing Program (see Contract Owner Services in the statutory prospectus)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging (see Contract Owner Services in the statutory prospectus)	Long-term transfer program involving automatic transfer of assets	None	• Transfers are only permitted from a limited number of Sub-Accounts
Systematic Withdrawals (see Contract Owner Services in the statutory prospectus)	Automatic withdrawals of Contract Value on a periodic basis	None	• Withdrawals must be at least $100 each

Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Custom Choice Asset Rebalancing Service (see Contract Owner Services in the statutory prospectus)	Customizable asset allocation tool with automatic reallocation on a periodic basis	None
• Only available for contracts that elect the
Nationwide Lifetime Income Rider Empire Advisory
• During the program, cannot participate in other
asset allocation or asset rebalancing programs
• Allocation limitations exist based on asset class

Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Return of Premium Death Benefit Option with Spousal Protection	Enhanced death benefit	0.15% (death benefit value)	0.15% (death benefit value)
• Annuitant must be 85 or younger at
application
• Must be elected at application
• Election is irrevocable
• Nationwide may limit purchase
payments to $1,000,000
• Death benefit calculation is adjusted
if purchase payments exceed
$3,000,000
• Excess Adviser Fees will negatively
impact the benefit

Spousal Protection Feature:

• Not applicable to Charitable
Remainder Trusts
• One or both spouses (or a revocable
trust of which either or both of the
spouses is/are grantor(s)) must be
named as the Contract Owner
• For contracts issued as an IRA or
Roth IRA, only the person for whom
the IRA or Roth IRA was established
may be named as the Contract
Owner
• Only available to Contract Owner’s
spouse
• Spouses must be Co-Annuitants
• Both spouses must be 85 or younger
at contract issuance
• Spouses must be named as
beneficiaries
• No other person may be named as
Contract Owner, Annuitant, or
primary beneficiary

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Nationwide Lifetime Income Rider Empire Advisory	Guaranteed lifetime income stream	1.60% (Current Income Benefit Base)	1.45% (Current Income Benefit Base)
• Available for contracts with
applications signed on or after
November 13, 2023
• May not be elected if another living
benefit is elected
• Must be elected at application
• Election is irrevocable
• Not available for beneficially owned
contracts
• Investment limitations
• Current charge could change
• Dollar Cost Averaging programs are
not available
• Nationwide may limit subsequent
purchase payments
• Determining life must be between 50
and 85 at application
• Determining life cannot be changed
• Restrictions exist on the parties
named to the contract
• Excess Adviser Fees will negatively
impact the benefit

Joint Option for the Nationwide Lifetime Income Rider Empire Advisory	Extension of guaranteed lifetime income stream for spouse	0.30% (Current Income Benefit Base)	0.15% (Current Income Benefit Base)
• Available for contracts with
applications signed on or after
November 13, 2023
• Only available if the Nationwide
Lifetime Income Rider Empire
Advisory is elected
• Must be elected at application
• Limitations on revocability
• Not available for beneficially owned
contracts
• Not available for Charitable
Remainder Trusts
• Only available to Contract Owner’s
spouse
• Both spouses must be between 50
and 85 at application
• Restrictions exist on the parties
named to the contract

Buying the Contract
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $25,000. The minimum subsequent purchase payment is $1,000. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $150.
Some optional benefits may restrict the Contract Owner's ability to make subsequent purchase payments.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Annuitization. Annuity payment options will be limited if the Contract Owner submits total purchase payments in excess of $2,000,000. Furthermore, if the amount to be annuitized is greater than $5,000,000, Nationwide may limit both the amount that can be annuitized on a single life and the annuity payment options (see Annuity Payment Options in the statutory prospectus).
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations in the statutory prospectus).
Subsequent Purchase Payments. If the Contract Owner elects the Nationwide Lifetime Income Rider Plus Empire Advisory, Nationwide reserves the right to refuse any subsequent purchase payments. Contract Owners should consider this reservation of right when making the initial purchase payment.
Application of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Making Withdrawals: Accessing the Money in Your Contract
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix B: Contract Types and Tax Information in the statutory prospectus). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone may be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written or electronic notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.

Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value in the statutory prospectus). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.

Additional Information About Fees
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to the contract specifications page for information about the specific fees the Contract Owner will pay each year based on the options elected. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Contract Owner; of those charges were reflected, the fees and expenses would be higher.
The first table describes the fees and expenses a Contract Owner will pay at the time the Contract Owner buys the contract, surrenders or makes withdrawals from the contract, or transfers Contract Value between investment options. State premium taxes may also be deducted.
Annual Contract Expenses
Base Contract Expenses[1] (assessed as an annualized percentage of Daily Net Assets)	0.20%
Optional Benefit Expenses[2]
Return of Premium Death Benefit Option Charge (assessed annually as a percentage of the benefit base (the death benefit value))	0.15%
Living Benefit Options[3] (assessed annually as a percentage of a benefit base)
Maximum Nationwide Lifetime Income Rider Plus Empire Advisory Charge (the benefit base is the Current
Income Benefit Base4) (available for contracts with applications signed on or after November 13, 2023)
1.60%[5]
Maximum Joint Option for Nationwide Lifetime Income Rider Plus Empire Advisory Charge (the benefit base is the Current Income Benefit Base4) (this is in addition to the charge for the Nationwide Lifetime Income Rider
Plus Empire Advisory option) (available for contracts with applications signed on or after November 13, 2023)
0.30%[6]

1
Throughout the statutory prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate.
2
Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Deductions in the statutory prospectus).
3
Only one living benefit option (and its corresponding joint option) may be elected.
4
For information about how the Current Income Benefit Base is calculated, see the corresponding rider disclosures in Benefits Under the Contract in the statutory prospectus.
5
Currently, the charge associated with the Nationwide Lifetime Income Rider Plus Empire Advisory is equal to 1.45% of the Current Income Benefit Base.
6
Currently, the charge associated with the Joint Option for the Nationwide Lifetime Income Rider Plus Empire Advisory is equal to 0.15% of the Current Income Benefit Base. The total charge for the Nationwide Lifetime Income Rider Plus Empire Advisory with Joint Option is 1.60%.
The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix: Underlying Mutual Funds Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.17%	4.26%
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and annual underlying mutual fund expenses. The fees and expenses do not reflect any investment advisory fees paid to financial professionals from Contract Value or other assets owned by the Contract Owner; if those charges were reflected, the fees and expenses would be higher.
The Example assumes:
•
a $100,000 investment in the contract for the time periods indicated;

•
a 5% return each year;
•
the maximum and the minimum annual underlying mutual fund expenses;
•
Variable Account charges that reflect the most expensive combination of optional benefits available for an additional charge (2.25%).1 Specifically:
•
Return of Premium Death Benefit Option,
•
Nationwide Lifetime Income Rider Plus Empire Advisory, and
•
Joint Option for Nationwide Lifetime Income Rider Plus Empire Advisory.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If the contract is surrendered at the end of the applicable time period				If the contract is annuitized at the end of the applicable time period				If the contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (4.26%)	$4,841	$14,545	$24,280	$48,754	*	$14,545	$24,280	$48,754	$4,841	$14,545	$24,280	$48,754
Minimum Annual Underlying Mutual Fund Expenses (0.17%)	$546	$1,712	$2,984	$6,695	*	$1,712	$2,984	$6,695	$546	$1,712	$2,984	$6,695
*
The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
1
The total Variable Account charges associated with the most expensive allowable combination of optional benefits may be higher or lower depending on whether the benefit base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the benefit base is equal to the Daily Net Assets.

Appendix: Underlying Mutual Funds Available Under the Contract
The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000206993NW/index.php. This information can also be obtained at no cost by calling 1-866-667-0561 or by sending an email request to NAS_Service@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited.
The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge, such as any Low Cost Fund Fee. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Alger Capital Appreciation Portfolio: Class I-2 Shares Investment Advisor: Fred Alger Management, LLC	0.95%	0.00%	0.95%	43.13%	15.43%	12.54%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.81%	0.00%	0.81%	17.18%	10.78%	7.55%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.61%*	0.00%	0.61%	12.03%	11.85%	9.32%
Allocation	American Funds Insurance Series® - American Funds® Global Balanced Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.00%*	0.00%	1.00%	13.45%	7.16%	5.20%
Fixed Income	American Funds Insurance Series® - American High-Income Trust: Class 4 Investment Advisor: Capital Research and Management Company	0.80%*	0.00%	0.80%	12.18%	5.84%	4.15%
Allocation	American Funds Insurance Series® - Asset Allocation Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.80%	0.00%	0.80%	14.02%	8.93%	6.98%
Allocation	American Funds Insurance Series® - Capital Income Builder®: Class 4 Investment Advisor: Capital Research and Management Company	0.77%*	0.00%	0.77%	8.76%	7.18%
Equity	American Funds Insurance Series® - Global Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.91%*	0.00%	0.91%	22.29%	13.36%	9.30%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.16%*	0.00%	1.16%	15.79%	8.03%	5.51%
Equity	American Funds Insurance Series® - Growth Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.84%	0.00%	0.84%	38.14%	18.38%	14.07%
Equity	American Funds Insurance Series® - Growth- Income Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.78%	0.00%	0.78%	25.82%	13.08%	10.63%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.07%*	0.00%	1.07%	15.67%	8.37%	4.43%
Fixed Income	American Funds Insurance Series® - The Bond Fund of America: Class 4 Investment Advisor: Capital Research and Management Company	0.71%*	0.00%	0.71%	4.72%	1.62%	1.83%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.74%*	0.00%	0.74%	2.62%	0.79%	1.27%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.75%*	0.00%	0.75%	16.97%	12.33%	9.64%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Sub-Advisor: BlackRock International Limited	0.79%*	0.00%	0.79%	12.94%	5.50%	4.22%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Sub-Advisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.80%*	0.00%	0.80%	5.42%	1.03%	1.62%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.56%*	0.00%	0.56%	15.32%	8.69%
Allocation	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F Investment Advisor: Calvert Research and Management	0.90%	0.00%	0.90%	16.42%	9.99%	7.14%
Equity	Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F (formerly, Calvert Variable Products, Inc. - Calvert VP Nasdaq 100 Index Portfolio: Class F) Investment Advisor: Calvert Research and Management Sub-Advisor: Ameritas Investment Partners, Inc.	0.73%*	0.00%	0.73%	54.02%	21.80%	17.01%
Equity	Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.20%*	0.00%	1.20%	44.87%	25.34%	20.11%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.89%*	0.00%	0.89%	11.87%	5.31%	4.17%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class (formerly, Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Sub-Advisor: Macquarie Investment Management Global Limited	1.08%	0.00%	1.08%	9.10%	9.87%	6.77%
Equity	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP Sub-Advisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.31%*	0.35%	0.66%	20.14%	12.74%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio Investment Advisor: Dimensional Fund Advisors LP Sub-Advisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.21%	0.35%	0.56%	5.05%	0.58%	1.29%
Allocation	DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class Investment Advisor: Dimensional Fund Advisors LP	0.28%*	0.35%	0.63%	14.72%	8.93%	6.07%
Equity	DFA Investment Dimensions Group Inc. - VA International Small Portfolio Investment Advisor: Dimensional Fund Advisors LP Sub-Advisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.40%	0.35%	0.75%	14.11%	7.86%	4.89%
Equity	DFA Investment Dimensions Group Inc. - VA International Value Portfolio Investment Advisor: Dimensional Fund Advisors LP Sub-Advisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.27%	0.35%	0.62%	17.86%	8.87%	4.16%
Fixed Income	DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio Investment Advisor: Dimensional Fund Advisors LP Sub-Advisor: Dimensional Fund Advisors Ltd., DFA Australia Limited	0.12%	0.35%	0.47%	4.98%	1.33%	1.05%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.21%	0.35%	0.56%	10.92%	10.71%	8.10%
Equity	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio Investment Advisor: Dimensional Fund Advisors LP	0.29%	0.35%	0.64%	20.03%	15.40%	9.00%
Equity	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)	1.14%	0.00%	1.14%	9.49%	7.55%	4.92%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.69%	0.00%	0.69%	21.23%	12.15%	8.80%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.81%	0.00%	0.81%	33.12%	16.36%	11.33%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.86%	0.00%	0.86%	0.70%	13.36%	2.37%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.75%	0.00%	0.75%	12.17%	5.60%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.74%	0.00%	0.74%	18.37%	14.50%	9.99%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.84%	0.00%	0.84%	45.30%	18.79%	15.44%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.83%	0.00%	0.83%	35.89%	19.34%	14.51%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited, FIL Investment Advisors and FIL Investment Advisors (UK) Limited	1.03%	0.00%	1.03%	27.18%	11.15%	7.48%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.63%	0.00%	0.63%	6.00%	1.72%	2.08%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR UK, FMR HK, FMR Japan, FIA, and FIA(UK)	0.90%	0.00%	0.90%	9.18%	3.47%	3.10%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC (FMR) Sub-Advisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.85%	0.00%	0.85%	20.61%	16.63%	9.10%
Equity	First Eagle Variable Funds - Overseas Variable Fund Investment Advisor: First Eagle Investment Management, LLC	1.31%*	0.00%	1.31%	10.08%	5.78%	3.68%
Alternative	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.21%*	0.00%	1.21%	7.77%	4.16%
Equity	Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	1.07%*	0.00%	1.07%	18.95%	9.76%	7.53%
Fixed Income	Guggenheim Variable Funds Trust - Series E (Total Return Bond Series) Investment Advisor: Guggenheim Investments	0.97%*	0.00%	0.97%	6.95%	1.28%	3.00%
Fixed Income	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) Investment Advisor: Guggenheim Investments	1.18%*	0.00%	1.18%	11.12%	3.98%	3.40%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class (formerly, Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II) Investment Advisor: Delaware Management Company, a series of Macquarie Investment Management Business Trust (a Delaware statutory trust) Sub-Advisor: Macquarie Investment Management Global Limited	1.10%*	0.00%	1.10%	19.59%	14.63%	10.47%
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.87%	0.00%	0.87%	15.13%	9.37%	7.73%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	0.00%	0.97%	17.78%	13.14%	11.82%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	0.00%	0.82%	5.29%	1.55%	1.66%
Equity	Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.86%	0.00%	0.86%	26.47%	13.05%	8.74%
Equity	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.87%*	0.00%	0.87%	23.32%
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	0.00%	0.97%	54.27%	20.05%	16.86%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	1.14%	0.00%	1.14%	10.58%	10.92%	3.38%
Equity	John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV Investment Advisor: John Hancock Variable Trust Advisers LLC Sub-Advisor: Dimensional Fund Advisors LP	1.05%*	0.10%	1.15%	15.15%	5.42%	3.06%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I Investment Advisor: Franklin Templeton Fund Advisor, LLC Sub-Advisor: ClearBridge Investments, LLC	0.76%	0.00%	0.76%	44.02%	15.51%	13.27%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II Investment Advisor: Franklin Templeton Fund Advisor, LLC Sub-Advisor: ClearBridge Investments, LLC	1.05%	0.00%	1.05%	8.12%	9.29%	7.62%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.90%	0.00%	0.90%	6.55%	3.14%	3.49%
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	0.00%	0.71%	6.34%	1.21%	1.83%
Convertibles	MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class Investment Advisor: New York Life Investment Management LLC Sub-Advisor: MacKay Shields LLC	0.92%	0.00%	0.92%	8.47%	11.20%	8.15%
Equity	MFS® Variable Insurance Trust - MFS Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.98%*	0.00%	0.98%	35.51%	15.59%	12.69%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	0.00%	1.12%	14.25%	10.81%	7.41%
Equity	MFS® Variable Insurance Trust - MFS Utilities Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.04%*	0.00%	1.04%	-2.33%	8.05%	6.13%
Equity	MFS® Variable Insurance Trust - MFS Value Series: Service Class Investment Advisor: Massachusetts Financial Services Company	0.94%*	0.00%	0.94%	7.63%	11.07%	8.25%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	0.00%	1.13%	14.39%	9.20%	6.09%
Equity	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.14%*	0.00%	1.14%	12.83%	8.23%	3.89%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.04%*	0.00%	1.04%	12.39%	12.60%	8.46%
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II Investment Advisor: Morgan Stanley Investment Management Inc.	1.12%*	0.00%	1.12%	4.27%	6.55%	4.98%
Equity	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II Investment Advisor: Morgan Stanley Investment Management Inc.	0.82%*	0.00%	0.82%	48.32%	10.95%	11.62%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Amundi Asset Management, US	0.80%	0.00%	0.80%	8.70%	4.89%	3.75%
Equity	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: AQR Capital Management, LLC	1.03%	0.00%	1.03%	8.03%	11.24%	9.84%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.80%*	0.00%	0.80%	11.99%	11.28%	8.46%
Allocation	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC and Nationwide Asset Management, LLC	1.14%*	0.00%	1.14%	11.81%	5.54%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.09%*	0.00%	1.09%	19.54%	11.17%	7.29%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.95%*	0.00%	0.95%	13.32%	6.70%	4.75%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.00%*	0.00%	1.00%	16.28%	8.91%	6.10%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%*	0.00%	0.86%	8.83%	3.53%	2.83%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	1.02%*	0.00%	1.02%	12.49%	5.00%	3.47%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	1.01%*	0.00%	1.01%	12.42%	6.39%	4.29%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.97%*	0.00%	0.97%	14.92%	7.93%	5.53%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.04%*	0.00%	1.04%	17.90%	10.14%	6.74%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.91%*	0.00%	0.91%	11.70%	5.70%	4.19%
Fixed Income	Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Insight North America LLC	0.48%*	0.00%	0.48%	7.63%	2.23%	2.30%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Newton Investment Management Limited	1.05%*	0.00%	1.05%	8.65%	13.10%	8.95%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.23%	0.00%	0.23%	5.38%	0.89%	1.60%
Equity	Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Atlanta Capital Management Company, LLC	0.87%*	0.00%	0.87%	20.68%	10.98%	8.56%
Equity	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Columbia Management Investment Advisers, LLC	1.13%	0.00%	1.13%	15.36%	7.06%	2.52%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: DoubleLine Capital LP	0.59%*	0.00%	0.59%	6.05%	0.59%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Federated Investment Management Company	0.91%*	0.00%	0.91%	13.13%	4.93%	4.15%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Federated Investment Management Company	0.47%	0.00%	0.47%	4.75%	1.60%	0.98%
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Lazard Asset Management LLC	0.98%*	0.00%	0.98%	21.70%	8.65%	4.85%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.31%	0.00%	0.31%	17.71%	8.04%	4.16%
Equity	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Invesco Advisers, Inc.	1.34%	0.00%	1.34%	17.16%	11.25%	8.06%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.91%	0.00%	0.91%	19.38%	9.32%	6.73%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	0.00%	0.86%	13.04%	5.59%	4.41%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%	0.00%	0.87%	16.38%	7.57%	5.72%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	0.00%	0.86%	8.03%	2.64%	2.53%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.84%*	0.00%	0.84%	12.13%	4.11%	3.27%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.85%*	0.00%	0.85%	12.96%	5.64%	4.21%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.86%	0.00%	0.86%	14.72%	6.53%	5.08%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.88%	0.00%	0.88%	17.93%	8.43%	6.19%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.85%	0.00%	0.85%	11.25%	4.60%	3.83%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.22%*	0.00%	0.22%	5.77%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.23%*	0.00%	0.23%	21.05%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Jacobs Levy Equity Management, Inc.	0.70%*	0.00%	0.70%	35.36%	23.08%	15.33%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Loomis, Sayles & Company, L.P.	0.80%	0.00%	0.80%	5.69%	1.19%	1.10%
Allocation	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.97%	0.00%	0.97%	17.22%	7.60%
Equity	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Nationwide Asset Management, LLC	0.96%	0.00%	0.96%	24.31%	10.94%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.26%	0.00%	0.26%	16.23%	12.34%	9.01%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Multi- Manager Small Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC	1.06%*	0.00%	1.06%	17.45%	11.06%	6.84%
Equity	Nationwide Variable Insurance Trust - NVIT Multi- Manager Small Company Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.05%*	0.00%	1.05%	13.99%	13.31%	8.47%
Equity	Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: NS Partners Ltd	1.23%*	0.00%	1.23%	15.54%	7.15%	3.51%
Equity	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Wellington Management Company LLP	1.17%*	0.00%	1.17%	12.64%	7.64%	6.71%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.17%	0.00%	0.17%	25.97%	15.51%	11.85%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y Investment Advisor: Nationwide Fund Advisors Sub-Advisor: BlackRock Investment Management, LLC	0.27%	0.00%	0.27%	16.69%	9.80%	7.04%
Equity	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I Investment Advisor: Nationwide Fund Advisors Sub-Advisor: Victory Capital Management Inc.	0.93%*	0.00%	0.93%	8.82%	10.06%	7.92%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class Investment Advisor: PIMCO Sub-Advisor: Research Affiliates, LLC	2.29%*	0.00%	2.29%	8.02%	5.90%	3.93%
Commodities	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class Investment Advisor: PIMCO	1.48%*	0.00%	1.48%	-7.85%	8.55%	-0.80%
Fixed Income	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.04%	0.00%	1.04%	7.10%	2.24%	2.32%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class Investment Advisor: PIMCO	1.27%	0.00%	1.27%	11.11%	2.25%	2.78%
Fixed Income	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class Investment Advisor: PIMCO	0.77%	0.00%	0.77%	12.22%	4.83%	4.15%
Fixed Income	PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class Investment Advisor: PIMCO	1.03%	0.00%	1.03%	8.25%	3.32%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class Investment Advisor: PIMCO	1.18%*	0.00%	1.18%	9.00%	1.64%	3.06%
Fixed Income	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class Investment Advisor: PIMCO	1.13%*	0.00%	1.13%	3.99%	-1.30%	2.06%
Fixed Income	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.84%	0.00%	0.84%	3.67%	3.16%	2.25%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class Investment Advisor: PIMCO	0.66%	0.00%	0.66%	5.91%	2.12%	1.87%
Fixed Income	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class Investment Advisor: PIMCO	0.75%	0.00%	0.75%	5.93%	1.08%	1.71%
Equity	Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II Investment Advisor: Amundi Asset Management US, Inc.	1.05%	0.00%	1.05%	28.58%	16.45%	11.94%
Allocation	Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.92%	0.00%	0.92%	19.90%	10.43%	8.03%
Equity	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	1.10%	0.00%	1.10%	18.51%	9.05%	3.70%
Equity	Putnam Variable Trust - Putnam VT International Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	1.13%	0.00%	1.13%	18.68%	9.70%	3.88%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC	0.90%	0.00%	0.90%	26.11%	16.09%	12.59%
Equity	Rydex Variable Trust - Financial Services Fund Investment Advisor: Guggenheim Investments	1.78%*	0.00%	1.78%	13.90%	10.05%	7.44%
Equity	Rydex Variable Trust - Telecommunications Fund Investment Advisor: Guggenheim Investments	1.79%*	0.00%	1.79%	6.30%	1.26%	1.84%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.00%*	0.00%	1.00%	48.96%	13.22%	12.03%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.11%	0.00%	1.11%	2.68%	10.96%	11.03%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc. Sub-Advisor: T. Rowe Price Investment Management, Inc.	1.09%*	0.00%	1.09%	19.63%	11.36%	10.22%
Fixed Income	Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I Investment Advisor: Redwood Investment Management, LLC	1.49%*	0.00%	1.49%	4.36%	3.89%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.45%*	0.00%	1.45%	10.41%	9.61%	4.61%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.36%	0.00%	1.36%	-3.84%	10.34%	-1.26%
Allocation	Vanguard Variable Insurance Fund - Balanced Portfolio Investment Advisor: Wellington Management Company, LLP	0.21%	0.35%	0.56%	14.33%	9.59%	7.89%
Equity	Vanguard Variable Insurance Fund - Capital Growth Portfolio Investment Advisor: PRIMECAP Management Company	0.34%	0.35%	0.69%	27.98%	14.33%	12.85%
Equity	Vanguard Variable Insurance Fund - Diversified Value Portfolio Investment Advisor: Hotchkis and Wiley Capital Management, LLC, Lazard Asset Management	0.29%	0.35%	0.64%	20.13%	14.28%	9.27%
Equity	Vanguard Variable Insurance Fund - Equity Income Portfolio Investment Advisor: Wellington Management Company, LLP; Vanguard Group Inc. (Quantitative Equity Group)	0.29%	0.35%	0.64%	8.10%	11.57%	9.53%
Equity	Vanguard Variable Insurance Fund - Equity Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.14%	0.35%	0.49%	26.11%	15.52%	11.88%
Fixed Income	Vanguard Variable Insurance Fund - Global Bond Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.13%	0.35%	0.48%	6.52%	0.99%
Equity	Vanguard Variable Insurance Fund - Growth Portfolio Investment Advisor: Wellington Management Company, LLP	0.33%	0.35%	0.68%	40.13%	16.08%	12.88%
Fixed Income	Vanguard Variable Insurance Fund - High Yield Bond Portfolio Investment Advisor: Wellington Management Company, LLP and Vanguard Group, Inc. (Vanguard Fixed Income Group)	0.24%	0.35%	0.59%	11.51%	5.10%	4.33%
Equity	Vanguard Variable Insurance Fund - International Portfolio Investment Advisor: Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.	0.33%	0.35%	0.68%	14.65%	10.28%	6.80%
Equity	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.17%	0.35%	0.52%	15.83%	12.56%	9.27%
Equity	Vanguard Variable Insurance Fund - Real Estate Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.26%	0.35%	0.61%	11.70%	7.18%	7.29%

Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Fee[1]	Current Expenses + Low Cost Fund Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Fixed Income	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.35%	0.49%	6.16%	2.13%	1.93%
Equity	Vanguard Variable Insurance Fund - Small Company Growth Portfolio Investment Advisor: ArrowMark Partners; The Vanguard Group, Inc. (Vanguard Quantitative Equity Group)	0.29%	0.35%	0.64%	19.65%	9.98%	7.85%
Fixed Income	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio Investment Advisor: The Vanguard Group Inc. (Vanguard Fixed Income Group)	0.14%	0.35%	0.49%	5.58%	1.04%	1.71%
Equity	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.11%	0.35%	0.46%	15.54%	7.31%
Equity	Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio Investment Advisor: The Vanguard Group, Inc. (Vanguard Equity Index Group)	0.13%	0.35%	0.48%	25.95%	14.93%	11.29%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
1
Reflects the current Low Cost Fund Fee. The maximum Low Cost Fund Fee applicable for any Sub-Account is 0.70%.
Income Benefit Investment Options
Certain optional benefits restrict how the Contract Owner can invest their Contract Value by limiting the investment options in which the Contract Owner can invest and/or requiring use of a specified asset allocation service. The investment options available under each optional living benefit are chosen by Nationwide based on each investment option’s risk characteristics. The permitted investment options are more conservative than those that are not permitted. This helps Nationwide manage its obligation to provide Contract Owners with Lifetime Withdrawals by reducing the likelihood that it will have to make unanticipated payments. By electing an optional living benefit and accepting the limited menu of investment options, Contract Owners may be foregoing investment gains that could otherwise be realized by investing in riskier investment options that are not available under the optional living benefit. Only the investment options shown below (and designated by an "X") are available in connection with the respective optional benefit.
Investment Option	Nationwide Lifetime Income Rider Plus Empire Advisory
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II	X

Investment Option	Nationwide Lifetime Income Rider Plus Empire Advisory
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II	X
Custom Choice Asset Rebalancing Service	X
Custom Choice Asset Rebalancing Service Investment Options
Contract Owners who elect to participate in the Custom Choice Asset Rebalancing Service are limited to only the investment options shown below. Allocations must meet the required minimum and maximum thresholds within each group. These tables disclose only the Sub-Accounts that currently comprise Groups A, B, and C, and the current allocation limitations.
Nationwide Lifetime Income Rider Plus Empire Advisory
Group A	40% - 100%
Group B	0% - 60%
Group C	0% - 10%
Total	100%
The following table indicates the investment options (designated with an "X") that are available in each group:
Underlying Mutual Fund	Group A	Group B	Group C
Alger Capital Appreciation Portfolio: Class I-2 Shares		X
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class A		X
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B		X
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A		X
American Funds Insurance Series® - American Funds® Global Balanced Fund: Class 4		X
American Funds Insurance Series® - American High-Income Trust: Class 4			X
American Funds Insurance Series® - Asset Allocation Fund: Class 4		X
American Funds Insurance Series® - Capital Income Builder®: Class 4			X
American Funds Insurance Series® - Global Growth Fund: Class 4		X
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4		X
American Funds Insurance Series® - Growth Fund: Class 4		X
American Funds Insurance Series® - Growth-Income Fund: Class 4		X
American Funds Insurance Series® - New World Fund®: Class 4		X
American Funds Insurance Series® - The Bond Fund of America: Class 4	X
American Funds Insurance Series® - U.S. Government Securities Fund: Class 4	X

Underlying Mutual Fund	Group A	Group B	Group C
American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4		X
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III			X
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III	X
BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III		X
Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F		X
Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F		X
Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2			X
Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2			X
Delaware VIP Trust - Macquarie VIP Small Cap Value Series: Service Class		X
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class		X
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio	X
DFA Investment Dimensions Group Inc. - VA Global Moderate Allocation Portfolio: Institutional Class		X
DFA Investment Dimensions Group Inc. - VA International Small Portfolio		X
DFA Investment Dimensions Group Inc. - VA International Value Portfolio		X
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio	X
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio		X
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio		X
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2			X
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2			X
Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class	X
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP International Capital Appreciation Portfolio: Service Class 2		X
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2	X
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2	X
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2		X
First Eagle Variable Funds - Overseas Variable Fund		X
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares			X
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Service Shares		X
Guggenheim Variable Funds Trust - Series E (Total Return Bond Series)	X
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)	X
Ivy Variable Insurance Portfolios - Macquarie VIP Mid Cap Growth Series: Service Class		X

Underlying Mutual Fund	Group A	Group B	Group C
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	X
Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares			X
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares		X
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares			X
John Hancock Variable Insurance Trust - Emerging Markets Value Trust: Series NAV			X
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio: Class I		X
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II		X
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC	X
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC	X
MainStay VP Funds Trust - MainStay VP MacKay Convertible Portfolio: Service 2 Class		X
MFS® Variable Insurance Trust - MFS Growth Series: Service Class		X
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class		X
MFS® Variable Insurance Trust - MFS Utilities Series: Service Class		X
MFS® Variable Insurance Trust - MFS Value Series: Service Class		X
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class		X
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class		X
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class		X
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II			X
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class II			X
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	X
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT BNY Mellon Core Plus Bond Fund: Class Y	X

Underlying Mutual Fund	Group A	Group B	Group C
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II		X
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class Y	X
Nationwide Variable Insurance Trust - NVIT Calvert Equity Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class Z		X
Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class Y	X
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	X
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class Y		X
Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class Y	X
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class Y		X
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II	X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class Y		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I		X
Nationwide Variable Insurance Trust - NVIT NS Partners International Focused Growth Fund: Class II		X
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II			X
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class Y		X
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class Y		X
Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class I		X
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class			X

Underlying Mutual Fund	Group A	Group B	Group C
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Administrative Class			X
PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Administrative Class	X
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Administrative Class			X
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class			X
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class	X
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class			X
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class	X
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class			X
PIMCO Variable Insurance Trust - Short-Term Portfolio: Administrative Class	X
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class	X
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio: Class II		X
Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB		X
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB		X
Putnam Variable Trust - Putnam VT International Value Fund: Class IB		X
Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB		X
Rydex Variable Trust - Financial Services Fund			X
Rydex Variable Trust - Telecommunications Fund			X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II		X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II			X
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II			X
Two Roads Shared Trust - Redwood Managed Volatility Portfolio: Class I			X
VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S			X
VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S			X
Vanguard Variable Insurance Fund - Balanced Portfolio			X
Vanguard Variable Insurance Fund - Capital Growth Portfolio		X
Vanguard Variable Insurance Fund - Diversified Value Portfolio		X
Vanguard Variable Insurance Fund - Equity Income Portfolio		X
Vanguard Variable Insurance Fund - Equity Index Portfolio		X
Vanguard Variable Insurance Fund - Global Bond Index Portfolio			X
Vanguard Variable Insurance Fund - Growth Portfolio		X
Vanguard Variable Insurance Fund - High Yield Bond Portfolio			X
Vanguard Variable Insurance Fund - International Portfolio		X
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio		X
Vanguard Variable Insurance Fund - Real Estate Index Portfolio			X
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio	X
Vanguard Variable Insurance Fund - Small Company Growth Portfolio		X
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio	X
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio		X
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio		X

Outside back cover page
This summary prospectus incorporates by reference the statutory prospectus and Statement of Additional Information, both dated May 1, 2024, as amended or supplemented. The statutory prospectus and Statement of Additional Information may be obtained, free of charge, at https://nationwide.onlineprospectus.net/NW/C000206993NW/index.php.
Reports and other information about the Variable Account are available on the SEC’s website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
SEC Contract Identifier: C000206993